Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016		$ 55,121
2017		53,956
2018		50,084
2019		42,270
2020		34,046
Thereafter		184,256
Net	$ 367,041	$ 419,733	$ 483,943